Related-Party Transactions (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Aug. 14, 2020	Dec. 12, 2019	Oct. 30, 2020	Oct. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Related-Party Transactions (Textual)
Founder shares description		HCMC effected a 1.1 for 1 stock dividend for each Founder Share outstanding, resulting in the Sponsor holding an aggregate of 6,325,000 Founder Shares.		HCMC Sponsor LLC purchased 5,750,000 shares (the "Founder Shares") of the HCMC's Class B common stock for an aggregate price of $25,000.
Aggregate issued shares subject to forfeiture					825,000
Description of related party transaction	Two entities affiliated with WP signed a support letter committing funds up to $15.0 million available to Legacy SOC Telemed from August 2020 through December 2021. On September 3, 2020, Legacy SOC Telemed sold to WP $2.0 million aggregate principal amount of subordinated convertible promissory notes in a financing pursuant to this support letter. WP subsequently recommitted to fund up to $15.0 million available from September 2020 through December 31, 2021, subject to ongoing evaluations between the parties following the closing of the Merger Transaction, under a new support letter dated September 23, 2020, that superseded and replaced the August support letter (see Note 11). As discussed in Note 25, the support letter was terminated in connection with the acquisition of Access Physicians.		The Company modified the terms of 1,875,000 of the Founder Shares held by HCMC Sponsor LLC such that 50% of such shares will be forfeited if the share price of Class A common stock does not reach $12.50 for 20 out of 30 consecutive trading days and 50% of such shares will be forfeited if the share price of Class A common stock does not reach $15.00 for 20 out of 30 consecutive trading days, in each case, prior to the seventh anniversary of the Closing (See Note 16).
Debt borrowing principal, description					Legacy SOC Telemed also entered into a convertible bridge note purchase agreement with certain previous Legacy SOC Telemed stockholders which permitted Legacy SOC Telemed to borrow aggregate principal in the amount of $8.0 million. Legacy SOC Telemed borrowed $6.0 million of principal pursuant to such convertible bridge note purchase agreement in 2020 (see Note 11).
Related party transactions							$ 13,500
Series J Preferred Stock [Member]
Related-Party Transactions (Textual)
Share issued					11,000	4,000
Over-Allotment Option [Member]
Related-Party Transactions (Textual)
Aggregate issued shares subject to forfeiture					75,000